Property, plant and equipment, intangible assets, goodwill and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	4% to 5%
Machinery, equipment and facilities	8% to 11%
Airplanes, vessels and vehicles	10% to 20%
Railcars	2.9% to 6%
Locomotives	3.3% to 8%
Permanent railways	3% to 4%
Furniture and fixtures	10% to 15%
Computer equipment	20%

Schedule of Property Plant and Equipment

	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives (i)	Permanent railways	Construction in progress	Other	Total
Cost
At January 1, 2018	1,070,095	874,398	6,095,595	5,136,116	986,102	340,576	14,502,882
Additions	565	8,702	42,031	—	2,181,586	9,662	2,242,546
Business combinations (ii)	—	—	—	—	—	5,699	5,699
Disposals	(4,183)	(25,421)	(189,143)	—	(1,538)	(43,155)	(263,440)
Transfers	155,699	173,251	560,265	991,023	(2,114,281)	78,624	(155,419)
Effect of exchange rate fluctuations	21,251	14,640	—	—	2,259	9,361	47,511

At December 31, 2018	1,243,427	1,045,570	6,508,748	6,127,139	1,054,128	400,767	16,379,779
Transfers to right-of-use assets (iii)	(130,000)	(2,538)	(1,244,787)	—	—	—	(1,377,325)

At January 1, 2019	1,113,427	1,043,032	5,263,961	6,127,139	1,054,128	400,767	15,002,454
Additions	125	1,986	29,773	1,802	1,979,943	2,437	2,016,066
Disposals	(3,634)	(21,474)	(105,592)	—	(1,362)	(26,010)	(158,072)
Transfers	132,461	205,355	812,130	595,381	(1,525,318)	59,638	279,647
Effect of exchange rate fluctuations	3,903	3,070	—	—	1,634	939	9,546
Discontinued operation	(59,917)	(68,107)	—	—	—	(3,216)	(131,240)

At December 31, 2019	1,186,365	1,163,862	6,000,272	6,724,322	1,509,025	434,555	17,018,401

Depreciation
At January 1, 2018	(297,499)	(344,146)	(1,245,651)	(949,777)	—	15,766	(2,821,307)
Additions	(52,925)	(116,002)	(655,745)	(467,634)	—	(28,423)	(1,320,729)
Disposals	3,518	25,054	186,557	—	—	37,458	252,587
Transfers	(1,058)	2,609	4,933	33,343	—	(20,905)	18,922
Impairment	—	—	(33,808)	(22,896)	(10,842)	(4,186)	(71,732)
Effect of exchange rate fluctuations	(3,197)	(10,724)	—	—	—	(5,777)	(19,698)

At December 31, 2018	(351,161)	(443,209)	(1,743,714)	(1,406,964)	(10,842)	(6,067)	(3,961,957)
Transfers to right-of-use assets (iii)	50,450	2,532	462,748	—	—	—	515,730

At January 1, 2019	(300,711)	(440,677)	(1,280,966)	(1,406,964)	(10,842)	(6,067)	(3,446,227)
Additions	(72,329)	(135,267)	(632,170)	(611,575)	—	(28,758)	(1,480,099)
Disposals	131	20,287	104,872	6	—	21,383	146,679
Transfers	3,546	(2,884)	(106,525)	(2,234)	3,972	(18,897)	(123,022)
Effect of exchange rate fluctuations	(549)	(672)	—	—	—	(666)	(1,887)
Discontinued operation	9,478	27,194	—	—	—	2,619	39,291

At December 31, 2019	(360,434)	(532,019)	(1,914,789)	(2,020,767)	(6,870)	(30,386)	(4,865,265)

At December 31, 2018	892,266	602,361	4,765,034	4,720,175	1,043,286	394,700	12,417,822

At December 31, 2019	825,931	631,843	4,085,483	4,703,555	1,502,155	404,169	12,153,136

(i)	On December 31, 2019 and 2018, wagons and locomotives in the amount of R$745,203 were pledged to guarantee bank loans (Note 5.5).
(ii)	The amount of R$861,595 was transferred to the right-to-use assets, where R$1,377,325 refers to cost and R$515,730 to accumulated depreciation due to the adoption of IFRS 16.
(iii)	Property, plant and equipment acquired on the acquisition of the full control of the companies as detailed in Note 1.

Summary Intangible Assets and Goodwill

	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost
At January 1, 2018	851,885	17,433,267	435,624	252,474	989,387	426,948	20,389,585
Additions	—	412,053	—	—	77,931	76,642	566,626
Business combinations (i)	(6,878)	—	—	—	136,626	32,936	162,684
Disposals	—	(131,263)	—	(228,270)	(402,266)	(66,808)	(828,607)
Transfers	—	(82,174)	—	—	(74,632)	(110,531)	(267,337)
Effect of exchange rate fluctuations	38,227	—	—	13,673	15,817	11,002	78,719

At December 31, 2018	883,234	17,631,883	435,624	37,877	742,863	370,189	20,101,670
Additions	2,795	12,031	—	—	85,438	13,254	113,518
Disposals	—	(67,259)	—	—	(215)	(8)	(67,482)
Transfers	—	447,863	171	—	(704)	6,263	453,593
Effect of exchange rate fluctuations	18,948	—	—	8,293	1,709	(1,602)	27,348
Discontinued operation	—	—	—	—	—	(818)	(818)

At December 31, 2019	904,977	18,024,518	435,795	46,170	829,091	387,278	20,627,829

Amortization
At January 1, 2018	—	(2,004,657)	(212,616)	(205,443)	(787,426)	(205,833)	(3,415,975)
Additions	—	(472,939)	(11,740)	(22,827)	(105,773)	(62,285)	(675,564)
Disposals	—	94,133	—	228,270	400,679	65,971	789,053
Transfers	—	(360)	—	—	179,636	397	179,673
Impairment	—	—	—	—	—	(750)	(750)
Effect of exchange rate fluctuations	—	—	—	—	(1,735)	(3,837)	(5,572)
At December 31, 2018	—	(2,383,823)	(224,356)	—	(314,619)	(206,337)	(3,129,135)
Additions	—	(515,615)	(11,766)	(9,201)	(95,034)	(33,813)	(665,429)
Disposals	—	14,747	—	—	162	8	14,917
Transfers	—	(8)	—	—	(3,626)	(2,379)	(6,013)
Effect of exchange rate fluctuations	—	—	—	—	2,668	(1,761)	907
Discontinued operation	—	—	—	—	—	583	583

At December 31, 2019	—	(2,884,699)	(236,122)	(9,201)	(410,449)	(243,699)	(3,784,170)

At December 31, 2018	883,234	15,248,060	211,268	37,877	428,244	163,852	16,972,535

At December 31, 2019	904,977	15,139,819	199,673	36,969	418,642	143,579	16,843,659

(i)
The goodwill of the acquisitions, according to Note 1, is composed by: a) Stanbridge from R$ 31,726; b) TTA from R$ 23,618; c) LubrigrupoII from R$ 6,856; and d) Moove Corp from R$ 67,548. Additionally, goodwill from the acquisition of Stanbridge (preliminarily allocated at the acquisition date in November 2017) was allocated to Customer relationships in 2018, in the amount of R$ 136,626.

Summary Intangible Assets (Excluding Goodwill)

Intangible assets (excluding goodwill)	Annual rate of amortization	December 31, 2019	December 31, 2018
Comgás (i)	Concession term	8,129,822	8,128,992
Rumo (ii)	Concession term	7,009,997	7,119,068

		15,139,819	15,248,060
Operating license for port terminal (iii)	3.70%	199,673	211,268
Trademarks:
Comma	Undefined	36,969	37,877

Customers relationship:
Comgás	20.00%	161,786	149,890
Moove	6.00%	256,856	278,354

		418,642	428,244
Other:
Software license	20.00%	81,669	79,118
Other		61,910	84,734

		143,579	163,852
Total		15,938,682	16,089,301

(i)
Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets.

(ii)	Refers to the concession right agreement of Rumo Malha Norte S.A., which will be amortized until the end of the concession in 2079.
(iii)	Port operating license and customer relationships of Rumo S.A., from the business combination.

Summary of transaction charts of right of use assets	This transaction is the main addition to the exercise, as we can see in the transaction charts:

	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives	Software	Vehicles	Port and rail infrastructure	Total
Cost
Initial recognition of IFRS 16	100,615	8,630	41,884	66,931	13,085	792,615	1,023,760
Transfers from property, plant and equipment and other assets (i)	130,000	2,538	1,244,787	—	—	50,168	1,427,493

At January 1, 2019	230,615	11,168	1,286,671	66,931	13,085	842,783	2,451,253
Additions	7,073	3,045	1,004	—	732	2,904,778	2,916,632
Contractual adjustments	9,883	(956)	712	—	442	54,828	64,909
Transfers	327	(2,539)	(249,746)	—	—	1,565	(250,393)
Currency translation adjustments	(468)	—	—	—	—	—	(468)

At December 31, 2019	247,430	10,718	1,038,641	66,931	14,259	3,803,954	5,181,933

Amortization
Transfers from property, plant and equipment (i)	(50,450)	(2,532)	(462,748)	—	—	—	(515,730)
Impairment (ii)	—	—	—	—	—	(131,541)	(131,541)

At January 1, 2019	(50,450)	(2,532)	(462,748)	—	—	(131,541)	(647,271)

Additions	(21,282)	(3,074)	(9,018)	(7,594)	(6,459)	(118,915)	(166,342)
Transfers	(7,233)	2,532	106,109	—	2	—	101,410

At December 31, 2019	(78,965)	(3,074)	(365,657)	(7,594)	(6,457)	(250,456)	(712,203)

At January 1, 2019	180,165	8,636	823,923	66,931	13,085	711,242	1,803,982

At December 31, 2019	168,465	7,644	672,984	59,337	7,802	3,553,498	4,469,730

(i)
Refers to transfers of property, plant and equipment in the amount of R$1,377,325 (Note 10.1) and R$50,167 corresponding to advances made at the beginning of the concession that were presented under other assets.

(ii)
The subsidiary Rumo Malha Oeste S.A. recorded a provision for impairment in the year ended December 31, 2018, limiting the balance of long-term assets to realizable value. Accordingly, the balance of the right-to-use assets recorded therein was subject to a provision for reduction to the net recoverable value in the initial registration